Guarantor Financial Information	12 Months Ended
Dec. 31, 2017
Supplemental Guarantor Financial Information [Abstract]
Guarantor Financial Information
20.	Guarantor financial information:

 In February 2018, the Company issued to certain affiliates of Fairfax Financial Holdings Ltd. (“Fairfax”), in a private placement, $250,000,000 aggregate principal of 5.50% senior notes due 2025 (“Fairfax Notes”) and warrants (“Fairfax Warrants”) to purchase 38,461,539 of the Company’s Class A common shares for an aggregate issue price of $250,000,000. The Fairfax Notes are guaranteed by the following wholly owned subsidiaries of the Company, each a “Guarantor”:

•	Seaspan 140 Ltd.
•	Seaspan Holding 140 Ltd.
•	Seaspan (Asia) Corporation
•	Seaspan Containership 2180 Ltd.
•	Seaspan Containership 2181 Ltd.
•	Seaspan Holdco I Ltd.
•	Seaspan Holdco II Ltd.
•	Seaspan Holdco III Ltd.
•	Seaspan Holdco IV Ltd.
•	Seaspan Investment I Ltd.
•	Seaspan Ship Management Ltd.
•	Seaspan Crew Management Ltd.
•	Seaspan Management Services Limited
•	Seaspan Advisory Services Limited

The guarantees are full and unconditional and joint and several, subject to certain customary release provisions including (1) the sale, exchange or transfer of a Guarantor in accordance with the terms of the Fairfax Notes (2) upon the legal defeasance or covenant defeasance or discharge of obligations under the Fairfax Notes and (3) merger or consolidation of a Guarantor with Seaspan Corporation or another Guarantor   For the purposes of the following footnote, Seaspan Corporation is referred to as “Issuer”.  The following supplemental combining and condensed consolidating financial information reflects the Issuer’s separate account, the combined accounts of the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated.  For purposes of the following combining and consolidating information, the Issuer’s investment in its subsidiaries and the Guarantor subsidiaries’ investments in their subsidiaries include their proportionate interest in the net assets of the subsidiaries.

The following tables presents consolidated financial information related to the guarantees of the Fairfax Notes:

	2017
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$146,328	$77,712	$29,136	$—	$253,176
Short-term investments	—	104	—	—	104
Accounts receivable	37,303	25,347	—	(50,972)	11,678
Loans to affiliate	36,100	—	—	—	36,100
Prepaid expenses	29,037	30,348	938	(15,454)	44,869
Gross investment in lease	35,478	—	—	—	35,478
Fair value of financial instruments	—	—	—	—	—
	284,246	133,511	30,074	(66,426)	381,405
Vessels	3,918,672	286,342	332,202	—	4,537,216
Deferred charges	58,397	1,889	1,734	—	62,020
Gross investment in lease	687,896	—	—	—	687,896
Goodwill	—	—	—	75,321	75,321
Intercompany AP/AR	(11,594)	11,189	405	—	—
Investment in subsidiary	474,713	59,902	—	(534,615)	—
Other assets	57,757	79,574	7,370	(10,417)	134,284
	$5,470,087	$572,407	$371,785	$(536,137)	$5,878,142
Liabilities and Shareholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$35,307	$75,125	$2,789	$(50,001)	$63,220
Current portion of deferred revenue	54,578	16,104	140	(15,455)	55,367
Current portion of long-term debt	239,858	—	17,942	—	257,800
Current portion of long-term obligations under capital lease	28,534	15,378	—	—	43,912
Current portion of other long-term liabilities	23,635	—	—	—	23,635
Fair value of financial instruments	—	—	—	—	—
	381,912	106,607	20,871	(65,456)	443,934
Deferred revenue	327,641	1,040	—	—	328,681
Long-term debt	2,001,504	—	191,329	—	2,192,833
Long-term obligations under capital lease	445,279	149,737	—	—	595,016
Other long-term liabilities	195,459	15,273	—	(11,346)	199,386
Fair value of financial instruments	168,860	—	—	—	168,860
Shareholders’ equity:
Share capital:
Preferred shares; $0.01 par value; 150,000,000 shares authorized; 32,872,706 shares issued and outstanding (2016 – 32,751,629)
Class A common shares; $0.01 par value; 200,000,000 shares authorized; 131,664,101 shares issued and outstanding (2016 – 105,722,646)	1,646	41,789	33,299	(75,088)	1,646
Treasury shares	(377)	—	—	—	(377)
Additional paid in capital	2,752,988	158,418	109,488	(267,906)	2,752,988
Deficit	(781,137)	99,543	16,798	(116,341)	(781,137)
Accumulated other comprehensive loss	(23,688)	—	—	—	(23,688)
	1,949,432	299,750	159,585	(459,335)	1,949,432
	$5,470,087	$572,407	$371,785	$(536,137)	$5,878,142

	2016
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$287,301	$58,645	$21,955	$—	$367,901
Short-term investments	—	411	—	—	411
Accounts receivable	25,401	19,671	491	(14,770)	30,793
Loans to affiliate	62,414	—	—	—	62,414
Prepaid expenses	20,367	32,442	1,926	(17,483)	37,252
Gross investment in lease	—	—	—	—	—
Fair value of financial instruments	11,277	61	—	—	11,338
	406,760	111,230	24,372	(32,253)	510,109
Vessels	4,228,086	312,946	342,817	—	4,883,849
Deferred charges	64,381	2,525	1,193	—	68,099
Gross investment in lease	—	—	—	—	—
Goodwill	—	—	—	75,321	75,321
Intercompany AP/AR	36,483	(19,019)	(17,464)	—	—
Investment in subsidiary	402,513	52,973	—	(455,486)	—
Other assets	60,867	62,434	7,361	(10,211)	120,451
	$5,199,090	$523,089	$358,279	$(422,629)	$5,657,829
Liabilities and Shareholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$27,277	$44,806	$3,874	$(13,800)	$62,157
Current portion of deferred revenue	26,507	18,783	372	(17,483)	28,179
Current portion of long-term debt	297,872	—	16,945	—	314,817
Current portion of long-term obligations under capital lease	13,321	14,503	—	—	27,824
Current portion of other long-term liabilities	21,115	—	—	—	21,115
Fair value of financial instruments	30,746	6	—	—	30,752
	416,838	78,098	21,191	(31,283)	484,844
Deferred revenue	—	1,528	—	—	1,528
Long-term debt	2,353,420	—	216,277	—	2,569,697
Long-term obligations under capital lease	293,066	166,329	—	—	459,395
Other long-term liabilities	188,505	17,738	—	(11,139)	195,104
Fair value of financial instruments	200,012	—	—	—	200,012
Shareholders’ equity:
Share capital:
Preferred shares; $0.01 par value; 150,000,000 shares authorized; 32,872,706 shares issued and outstanding (2016 – 32,751,629)
Class A common shares; $0.01 par value; 200,000,000 shares authorized; 131,664,101 shares issued and outstanding (2016 – 105,722,646)	1,385	41,789	33,299	(75,088)	1,385
Treasury shares	(367)	—	—	—	(367)
Additional paid in capital	2,580,274	151,752	67,977	(219,729)	2,580,274
Deficit	(807,496)	65,855	19,535	(85,390)	(807,496)
Accumulated other comprehensive loss	(26,547)	—	—	—	(26,547)
	1,747,249	259,396	120,811	(380,207)	1,747,249
	$5,199,090	$523,089	$358,279	$(422,629)	$5,657,829

	2017
	Parent Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Revenue	$797,317	$237,056	$45,086	$(248,135)	$831,324
Operating expenses:
Ship operating	211,966	180,349	10,864	(219,263)	183,916
Cost of services, supervision fees	—	1,300	—	—	1,300
Depreciation and amortization	173,464	13,317	13,157	—	199,938
General and administrative	52,742	16,115	106	(28,872)	40,091
Operating leases	98,175	5,046	12,323	—	115,544
Loss (gain) on disposals	(1)	(13,603)	—	—	(13,604)
Expenses related to customer bankruptcy	472	—	541	—	1,013
Vessel impairments	—	—	—	—	—
	536,818	202,524	36,991	(248,135)	528,198
Operating earnings	260,499	34,532	8,095	—	303,126
Other expenses (income):
Interest expense and amortization of deferred financing fees	97,762	7,795	10,832	—	116,389
Interest income	(4,146)	(412)	—	—	(4,558)
Undrawn credit facility fees	2,173	—	—	—	2,173
Refinancing expenses	—	—	—	—	—
Change in fair value of financial instruments	11,894	737	—	—	12,631
Equity income on investment	(29,013)	(12,761)	—	35,939	(5,835)
Other expense (income)	6,592	497	—	—	7,089
	85,262	(4,144)	10,832	35,939	127,889
Net earnings (loss)	$175,237	$38,676	$(2,737)	$(35,939)	$175,237

	2016
	Parent Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Revenue	$835,851	$250,606	$50,969	$(259,521)	$877,905
Operating expenses:
Ship operating	229,439	185,750	9,967	(232,829)	192,327
Cost of services, supervision fees	—	7,390	—	—	7,390
Depreciation and amortization	188,816	14,172	13,110	—	216,098
General and administrative	42,507	16,189	114	(26,692)	32,118
Operating leases	74,175	4,780	6,955	—	85,910
Loss (gain) on disposals	31,876	—	—	—	31,876
Expenses related to customer bankruptcy	7,342	—	12,390	—	19,732
Vessel impairments	285,195	—	—	—	285,195
	859,350	228,281	42,536	(259,521)	870,646
Operating earnings	(23,499)	22,325	8,433	—	7,259
Other expenses (income):
Interest expense and amortization of deferred financing fees	101,009	7,583	11,290	—	119,882
Interest income	(8,273)	(179)	(3)	—	(8,455)
Undrawn credit facility fees	2,673	—	—	—	2,673
Refinancing expenses	1,962	—	—	—	1,962
Change in fair value of financial instruments	28,616	502	—	—	29,118
Equity income on investment	(11,176)	(5,500)	—	16,488	(188)
Other expense (income)	729	578	—	(1)	1,306
	115,540	2,984	11,287	16,487	146,298
Net earnings (loss)	$(139,039)	$19,341	$(2,854)	$(16,487)	$(139,039)

	2015
	Parent Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Revenue	$766,978	$253,095	$67,308	$(268,357)	$819,024
Operating expenses:
Ship operating	230,041	187,621	10,458	(234,284)	193,836
Cost of services, supervision fees	—	1,950	—	—	1,950
Depreciation and amortization	176,686	13,291	14,885	—	204,862
General and administrative	44,050	17,277	84	(34,073)	27,338
Operating leases	35,739	4,531	—	—	40,270
Loss (gain) on disposals	—	—	—	—	—
Expenses related to customer bankruptcy	—	—	—	—	—
Vessel impairments	—	—	—	—	—
	486,516	224,670	25,427	(268,357)	468,256
Operating earnings	280,462	28,425	41,881	—	350,768
Other expenses (income):
Interest expense and amortization of deferred financing fees	88,285	7,499	12,909	—	108,693
Interest income	(10,849)	(166)	(11)	—	(11,026)
Undrawn credit facility fees	3,100	—	—	—	3,100
Refinancing expenses	5,120	—	650	—	5,770
Change in fair value of financial instruments	50,358	4,218	—	—	54,576
Equity income on investment	(48,342)	(12,865)	—	56,100	(5,107)
Other expense (income)	(6,601)	1,972	—	—	(4,629)
	81,071	658	13,548	56,100	151,377
Net earnings (loss)	$199,391	$27,767	$28,333	$(56,100)	$199,391

	2017
	Parent Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Net earnings (loss)	$175,237	$38,676	$(2,737)	$(35,939)	$175,237
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	2,859	—	—	—	2,859
Comprehensive income (loss)	$178,096	$38,676	$(2,737)	$(35,939)	$178,096

	2016
	Parent Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Net earnings (loss)	$(139,039)	$19,341	$(2,854)	$(16,487)	$(139,039)
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	4,373	—	—	—	4,373
Comprehensive income (loss)	$(134,666)	$19,341	$(2,854)	$(16,487)	$(134,666)

	2015
	Parent Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Net earnings (loss)	$199,391	$27,767	$28,333	$(56,100)	$199,391
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	4,397	—	—	—	4,397
Comprehensive income (loss)	$203,788	$27,767	$28,333	$(56,100)	$203,788

	2017
	Parent Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Cash from (used in):
Operating activities:
Net earnings (loss)	$175,237	$38,676	$(2,737)	$(35,939)	$175,237
Items not involving cash:
Depreciation and amortization	173,464	13,317	13,157	—	199,938
Share-based compensation	17,526	—	—	—	17,526
Amortization of deferred financing fees	11,899	—	—	—	11,899
Amounts reclassified from other comprehensive loss to interest expense	1,927	—	—	—	1,927
Unrealized change in fair value of financial instruments	(44,115)	55	—	—	(44,060)
Equity income on investment	(29,013)	(12,761)	—	35,939	(5,835)
Refinancing expenses and recoveries	—	—	—	—	—
Operating leases	(22,589)	—	—	—	(22,589)
Vessel impairments	—	—	—	—	—
Expenses related to customer bankruptcy	—	—	—	—	—
(Gain) loss on disposals	(1)	(13,603)	—	—	(13,604)
Other income	—	—	—	—	—
Other	6,239	656	—	(205)	6,690
Changes in assets and liabilities:
Accounts receivable	(11,902)	(8,206)	491	36,201	16,584
Lease receivable	8,141	—	—	—	8,141
Prepaid expenses	(8,670)	(1,511)	987	(2,029)	(11,223)
Other assets and deferred charges	(3,263)	35	(969)	(1)	(4,198)
Accounts payable and accrued liabilities	11,910	27,645	(1,085)	(36,200)	2,270
Deferred revenue	(6,006)	(3,166)	(233)	2,028	(7,377)
Fair value of financial instruments	(8,108)	—	—	1	(8,107)
Intercompany Accounts Payable and Accounts Receivable	43,128	(30,246)	(17,869)	4,987	—
Cash from operating activities	315,804	10,891	(8,258)	4,782	323,219
Financing activities:
Preferred shares issued, net of issuance costs	2,690	—	—	—	2,690
Common shares issued, net of issuance costs	118,966	—	—	—	118,966
Draws on credit facilities	—	—	—	—	—
Senior unsecured notes issued	80,000	—	—	—	80,000
Repayment of credit facilities	(430,271)	—	(24,734)	—	(455,005)
Draws on long-term obligations under capital lease	176,254	—	—	—	176,254
Repayment of long-term obligations under capital lease	(9,649)	(16,549)	—	—	(26,198)
Common shares repurchased, including related expenses	—	—	—	—	—
Preferred shares redeemed, including related expenses	—	—	—	—	—
Preferred shares repurchased, including related expenses	—	—	—	—	—
Senior unsecured notes repurchased, including related expenses	(7,075)	—	—	—	(7,075)
Financing fees	(9,840)	832	784	(2)	(8,226)
Dividends on common shares	(61,830)	(4,950)	—	4,950	(61,830)
Dividends on preferred shares	(64,416)	—	—	—	(64,416)
Proceeds from sale-leaseback of vessels	90,753	—	—	—	90,753
Advances from related parties	—	6,667	41,510	(48,177)	—
Cash from (used in) financing activities	(114,418)	(14,000)	17,560	(43,229)	(154,087)
Investing activities:
Expenditures for vessels	(329,328)	(7,076)	(2,114)	—	(338,518)
Short-term investments	—	307	—	—	307
Net proceeds from vessel disposals	—	37,091	—	—	37,091
Proceeds from sale of leased vessels	—	—	—	—	—
Restricted cash	(1)	—	—	—	(1)
Loans to affiliate	(2,677)	—	—	—	(2,677)
Repayment of loans to affiliate	25,103	(2,778)	—	—	22,325
Other assets	2,782	(5,365)	(7)	206	(2,384)
Dividends received from subsidiary	4,950	—	—	(4,950)	—
Capital contribution in subsidiary	(43,188)	(3)	—	43,191	—
Advances to related parties	—	—	—	—	—
Cash used in investing activities	(342,359)	22,176	(2,121)	38,447	(283,857)
Increase (decrease) in cash and cash equivalents	(140,973)	19,067	7,181	—	(114,725)
Cash and cash equivalents, beginning of year	287,301	58,645	21,955	—	367,901
Cash and cash equivalents, end of year	$146,328	$77,712	$29,136	$—	$253,176

	2016
	Parent Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Cash from (used in):
Operating activities:
Net earnings (loss)	$(139,039)	$19,341	$(2,854)	$(16,487)	$(139,039)
Items not involving cash:
Depreciation and amortization	188,816	14,172	13,110	—	216,098
Share-based compensation	6,378	—	—	—	6,378
Amortization of deferred financing fees	14,181	—	—	—	14,181
Amounts reclassified from other comprehensive loss to interest expense	3,407	—	—	—	3,407
Unrealized change in fair value of financial instruments	(52,684)	(1,314)	—	—	(53,998)
Equity income on investment	(11,176)	(5,500)	—	16,488	(188)
Refinancing expenses and recoveries	1,677	—	—	—	1,677
Operating leases	(19,003)	—	—	—	(19,003)
Vessel impairments	285,195	—	—	—	285,195
Expenses related to customer bankruptcy	6,537	—	12,346	—	18,883
(Gain) loss on disposals	31,876	—	—	—	31,876
Other income	—	—	—	—	—
Other	12,228	12,045	—	(24,239)	34
Changes in assets and liabilities:
Accounts receivable	(2,734)	7,928	(8,001)	(18,904)	(21,711)
Lease receivable	17,783	—	—	—	17,783
Prepaid expenses	(4,527)	9,651	(1,016)	(2,000)	2,108
Other assets and deferred charges	(12,999)	(3,051)	(1,418)	—	(17,468)
Accounts payable and accrued liabilities	(13,082)	(21,194)	1,899	23,684	(8,693)
Deferred revenue	10,808	(8,403)	372	2,001	4,778
Fair value of financial instruments	(32,471)	—	—	1,260	(31,211)
Intercompany Accounts Payable and Accounts Receivable	(22,391)	21,342	19,273	(18,224)	—
Cash from operating activities	268,780	45,017	33,711	(36,421)	311,087
Financing activities:
Preferred shares issued, net of issuance costs	541,694	—	—	—	541,694
Common shares issued, net of issuance costs	95,978	—	—	—	95,978
Draws on credit facilities	220,485	—	—	—	220,485
Senior unsecured notes issued	—	—	—	—	—
Repayment of credit facilities	(673,128)	—	(31,162)	(1)	(704,291)
Draws on long-term obligations under capital lease	180,750	—	—	—	180,750
Repayment of long-term obligations under capital lease	(9,182)	(15,550)	—	(1)	(24,733)
Common shares repurchased, including related expenses	(8,269)	—	—	—	(8,269)
Preferred shares redeemed, including related expenses	(333,074)	—	—	—	(333,074)
Preferred shares repurchased, including related expenses	—	—	—	—	—
Senior unsecured notes repurchased, including related expenses	—	—	—	—	—
Financing fees	(14,912)	975	945	—	(12,992)
Dividends on common shares	(148,555)	(23,100)	(19,366)	42,465	(148,556)
Dividends on preferred shares	(54,085)	—	—	—	(54,085)
Proceeds from sale-leaseback of vessels	354,000	—	—	—	354,000
Advances from related parties	—	—	—	—	—
Cash from (used in) financing activities	151,702	(37,675)	(49,583)	42,463	106,907
Investing activities:
Expenditures for vessels	(324,962)	(17,891)	(699)	—	(343,552)
Short-term investments	7	2,997	—	—	3,004
Net proceeds from vessel disposals	12,078	—	—	—	12,078
Proceeds from sale of leased vessels	20,000	—	—	—	20,000
Restricted cash	—	(201)	—	—	(201)
Loans to affiliate	(18,096)	—	—	—	(18,096)
Repayment of loans to affiliate	67,831	—	—	—	67,831
Other assets	3,678	(4,896)	583	(6,042)	(6,677)
Dividends received from subsidiary	30,466	12,000	—	(42,466)	—
Capital contribution in subsidiary	—	—	—	—	—
Advances to related parties	(30,466)	(12,000)	—	42,466	—
Cash used in investing activities	(239,464)	(19,991)	(116)	(6,042)	(265,613)
Increase (decrease) in cash and cash equivalents	181,018	(12,649)	(15,988)	—	152,381
Cash and cash equivalents, beginning of year	106,283	71,294	37,943	—	215,520
Cash and cash equivalents, end of year	$287,301	$58,645	$21,955	$—	$367,901

	2015
	Parent Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Cash from (used in):
Operating activities:
Net earnings (loss)	$199,391	$27,767	$28,333	$(56,100)	$199,391
Items not involving cash:
Depreciation and amortization	176,686	13,291	14,885	—	204,862
Share-based compensation	4,528	—	—	—	4,528
Amortization of deferred financing fees	8,885	1,137	1,663	—	11,685
Amounts reclassified from other comprehensive loss to interest expense	3,319	—	—	—	3,319
Unrealized change in fair value of financial instruments	(52,613)	622	—	(1,261)	(53,252)
Equity income on investment	(48,342)	(12,865)	—	56,100	(5,107)
Refinancing expenses and recoveries	5,148	—	—	—	5,148
Operating leases	(9,795)	—	—	—	(9,795)
Vessel impairment	—	—	—	—	—
Expenses related to customer bankruptcy	—	—	—	—	—
(Gain) loss on disposals	—	—	—	—	—
Other income	(6,600)	—	—	—	(6,600)
Other	25	7,735	—	(1)	7,759
Changes in assets and liabilities:
Accounts receivable	1,690	49,548	(3,999)	(47,562)	(323)
Lease receivable	21,170	—	—	—	21,170
Prepaid expenses	226	(19,186)	—	3,000	(15,960)
Other assets and deferred charges	(31,010)	—	—	(1)	(31,011)
Accounts payable and accrued liabilities	(43,223)	(15,839)	(250)	69,455	10,143
Deferred revenue	(8,363)	3,249	(1,970)	(3,001)	(10,085)
Fair value of financial instruments	—	—	—	—	—
Intercompany Accounts Payable and Accounts Receivable	17,909	16,196	51,540	(85,645)	—
Cash from operating activities	239,031	71,655	90,202	(65,016)	335,872
Financing activities:
Preferred shares issued, net of issuance costs	—	—	—	—	—
Common shares issued, net of issuance costs	—	—	—	—	—
Draws on credit facilities	534,325	—	—	—	534,325
Senior unsecured notes issued	—	—	—	—	—
Repayment of credit facilities	(526,729)	—	(80,446)	1	(607,174)
Draws on long-term obligations under capital lease	150,000	—	—	—	150,000
Repayment of long-term obligations under capital lease	(7,035)	(14,656)	—	—	(21,691)
Common shares repurchased, including related expenses	(13,885)	—	—	—	(13,885)
Preferred shares redeemed, including related expenses	—	—	—	—	—
Preferred shares repurchased, including related expenses	(12,303)	—	—	—	(12,303)
Senior unsecured notes repurchased, including related expenses	—	—	—	—	—
Financing fees	(19,811)	—	2,412	—	(17,399)
Dividends on common shares	(105,690)	(19,700)	(19,000)	38,699	(105,691)
Dividends on preferred shares	(53,655)	—	—	—	(53,655)
Proceeds from sale-leaseback of vessels	542,000	—	—	—	542,000
Advances from related parties	—	—	—	—	—
Cash from (used in) financing activities	487,217	(34,356)	(97,034)	38,700	394,527
Investing activities:
Expenditures for vessels	(709,655)	(1,763)	(1,083)	(162)	(712,663)
Short-term investments	(7)	(2,196)	—	—	(2,203)
Net proceeds from vessel disposals	—	—	—	—	—
Proceeds from sale of leased vessels	—	—	—	—	—
Restricted cash	—	—	—	—	—
Loans to affiliate	(201,865)	—	—	—	(201,865)
Repayment of loans to affiliate	200,680	—	—	—	200,680
Other assets	40,184	(20,010)	(292)	(20,465)	(583)
Dividends received from subsidiary	33,700	5,000	—	(38,700)	—
Capital contribution in subsidiary	(85,644)	—	1	85,643	—
Advances to related parties	—	—	—	—	—
Cash used in investing activities	(722,607)	(18,969)	(1,374)	26,316	(716,634)
Increase (decrease) in cash and cash equivalents	3,641	18,330	(8,206)	—	13,765
Cash and cash equivalents, beginning of year	102,642	52,964	46,149	—	201,755
Cash and cash equivalents, end of year	$106,283	$71,294	$37,943	$—	$215,520